Compensation Plans (Schedule Of Outstanding Performance Share Units) (Details) - Performance Share Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	1,222	1,134
Granted	1,438	457
Deemed Eligible to Vest	(36)	(211)
Units, in Lieu of Dividends	97	18
Forfeited	(118)	(176)
Unvested and Outstanding Share Units, End of Year	2,603	1,222
United States Of America Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested and Outstanding Share Units, Beginning of Year	278	363
Granted	845	167
Deemed Eligible to Vest	(5)	(173)
Units, in Lieu of Dividends	40	4
Forfeited	(133)	(83)
Unvested and Outstanding Share Units, End of Year	1,025	278